UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-22977

SOURCE ETF TRUST

(Exact name of registrant as specified in charter)

125 Park Avenue
25th Floor
New York, NY 10017

(Address of principal executive offices) (Zip code)

Brown Brothers Harriman
50 Post Office Square
Boston, MA 02110

(Name and address of agent for service)

Registrant’s telephone number, including area code: (844) 376-8723

Date of fiscal year end: August 31

Date of reporting period: November 30, 2014

ITEM 1.  SCHEDULE OF INVESTMENTS.

Source ETF Trust
Source EURO STOXX 50 ETF
Schedule of Investments (unaudited)
November 30, 2014

	Country	Shares	Market Value
Common Stocks - 98.4%
Automobiles & Parts - 4.7%
Bayerische Motoren Werke AG	Germany	5,119	$586,789
Daimler AG	Germany	15,949	1,348,055
			1,934,844

Banks - 18.2%
Banco Bilbao Vizcaya Argentaria SA	Spain	94,736	1,020,171
Banco Santander SA	Spain	192,039	1,735,450
BNP Paribas SA	France	17,894	1,150,177
Deutsche Bank AG	Germany	20,764	680,399
ING Groep NV(a)	Netherlands	61,577	904,291
Intesa Sanpaolo SpA	Italy	223,669	690,958
Societe Generale SA	France	12,873	640,160
UniCredit SpA	Italy	89,037	659,883
			7,481,489

Chemicals - 9.8%
Air Liquide SA	France	5,501	694,012
BASF SE	Germany	14,698	1,337,781
Bayer AG	Germany	13,231	1,995,001
			4,026,794

Construction & Materials - 2.0%
Cie de St-Gobain	France	8,016	369,147
Vinci SA (b)	France	8,548	463,285
			832,432

Food & Beverages - 5.2%
Anheuser-Busch InBev NV	Belgium	12,301	1,448,548
Danone SA	France	9,567	676,840
			2,125,388

Healthcare - 5.5%
Essilor International SA	France	3,437	386,912
Sanofi	France	19,246	1,868,097
			2,255,009

Industrial Goods & Services - 9.4%
Airbus Group NV	France	9,176	$560,467
Deutsche Post AG	Germany	15,311	509,921
Koninklijke Philips NV	Netherlands	15,305	462,785
Schneider Electric SE	France	9,317	761,946
Siemens AG	Germany	13,251	1,571,982
			3,867,101

Insurance - 7.4%
Allianz SE	Germany	7,294	1,258,935
Assicurazioni Generali SpA	Italy	21,641	469,160
AXA SA	France	33,178	803,031
Muenchener Rueckversicherungs-Gesellschaft AG	Germany	2,445	504,911
			3,036,037

Media - 1.3%
Vivendi SA(a)	France	20,512	523,700

Oil & Gas - 8.2%
Eni SpA	Italy	43,185	865,154
Repsol SA	Spain	15,678	352,787
Total SA	France	38,049	2,134,046
			3,351,987

Personal & Household Goods - 6.0%
L'Oreal SA	France	3,893	665,860
LVMH Moet Hennessy Louis Vuitton SA (b)	France	4,340	781,812
Unilever NV	Netherlands	24,998	1,020,769
			2,468,441

Real Estate - 1.0%
Unibail-Rodamco SE	France	1,567	415,119

Retail - 2.0%
Carrefour SA	France	9,947	315,529
Inditex SA	Spain	16,813	490,776
			806,305

Technology - 5.4%
ASML Holding NV	Netherlands	6,130	649,032
Nokia OYJ	Finland	59,983	500,264
SAP SE	Germany	15,219	1,075,376
			2,224,672

Telecommunications - 5.9%
Deutsche Telekom AG	Germany	49,458	$844,698
Orange SA (b)	France	31,004	547,493
Telefonica SA	Spain	63,812	1,024,620
			2,416,811

Utilities - 6.4%
E.ON SE	Germany	31,999	568,654
Enel SpA	Italy	103,416	500,223
GDF Suez	France	25,584	631,986
Iberdrola SA	Spain	85,559	634,213
RWE AG	Germany	7,669	278,499
			2,613,575
Total Common Stocks (Cost - $41,878,150)			40,379,704

Preferred Stock - 1.4%
Automobiles & Parts - 1.4%
Volkswagen AG (Cost - $558,022)	Germany	2,465	569,118

Right - 0.1%
Telecommunications - 0.1%
Telefonica S.A.(a) (Cost - $0)	Spain	63,182	29,275

		Face Amount
Short-Term Investments - 3.4%
Money Market Fund - 3.4%
Invesco STIT Government & Agency Portfolio (c) (Cost - $1,399,161)	United States	$1,399,161	1,399,161

Time Deposit - 0.0% *
BBH - Grand Cayman, 0.03% due 12/01/2014 (Cost - $7,710)	Grand Cayman	7,710	7,710
Total Short-Term Investments (Cost $1,406,871)			1,406,871

Total Investments - 103.3% (Cost $43,843,043) **	42,384,968
Other Assets in Excess of Liabilities - (3.3)%	(1,364,486)
Total Net Assets - 100.0%	$41,020,482

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Represents investment of cash collateral received from securities lending transactions.
*	Position represents less than 0.05%.
**	Cost for Federal income tax purposes is $43,843,043 and net unrealized appreciation (depreciation) consist of:

Gross Unrealized Appreciation	$593,902
Gross Unrealized Depreciation	(2,051,977)
Net Unrealized Depreciation	$(1,458,075)

Summary of Investments by Country ^
France	35.1%
Germany	32.0
Spain	12.9
Italy	7.8
Netherlands	7.4
Belgium	3.5
United States	3.4
Finland	1.2
Grand Cayman	0.0*
Other Assets and Liabilities	(3.3)
100.0%

Summary of Investments by Sector ^
Financial	26.6%
Consumer Non-cyclical	20.5
Industrial	11.4
Consumer Cyclical	9.2
Communications	8.5
Energy	8.2
Utilities	6.4
Basic Materials	4.9
Technology	4.2
Short-Term Investments	3.4
Other Assets and Liabilities	(3.3)
100.0%

^	As a percentage of total net assets.
*	Position represents less than 0.05%.

The Fund discloses the fair value of its investments in a hierarchy that distinguishes between: (1) market participant assumptions developed based on market data obtained from sources independent of the Fund (observable inputs) and (2) the Fund’s own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1	— Quoted prices in active markets for identical assets.

• Level 2	— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3	— Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Equity securities and rights are generally categorized as Level 1 in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2).

The following is a summary of the valuations as of November 30, 2014, for the Fund based upon the three levels defined above:

At November 30, 2014	Total	Level 1	Level 2	Level 3
Common Stocks	$40,379,704	$40,379,704	$–	$–
Preferred Stock	569,118	569,118	–	–
Right	29,275	29,275	–	–
Short-Term Investments	1,406,871	1,399,161	7,710	–
Total Investments	$42,384,968	$42,377,258	$7,710	$–

Please refer to the Schedule of Investments to view equity securities segregated by industry type. For the period ended November 30, 2014, there were no securities categorized as Level 3.

Source ETF Trust
Notes to Schedule of Investments (unaudited)
November 30, 2014

1. Organization

Source ETF Trust (the “Trust”) was organized as a Delaware statutory trust on June 17, 2014. The Trust is registered with the United States Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Declaration of Trust permits the Trust to issue an unlimited number of shares of beneficial interest (“Shares”) in one or more series representing interests in separate portfolios of securities. As of November 30, 2014, only the Source EURO STOXX 50 ETF (the “EURO STOXX 50 Fund” or the “Fund”) had commenced operations. The Fund is a passively managed, non-diversified exchange-traded fund.

The investment objective of the Fund is to provide investment results that, before fees and expenses, correspond generally to the performance of the EURO STOXX 50 Net Return Index (USD) (the “Index”).

Exchange Traded Concepts, LLC (“ETC”) and Source Exchange Traded Investments LLC (“Source”) serve as co-investment advisers to the Fund (together, the “Advisers”).

Under the Trust’s organizational documents, its officers and Board of Trustees (the “Board”) are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Trust may enter into contracts with vendors and others that provide for general indemnifications. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust.

2. Basis of Presentation and Significant Accounting Polices

The preparation of the Schedule of Investments is in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Preparation of the Schedule of Investments in accordance with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the Schedule of Investments during the reporting period. Management believes the estimates and security valuations are appropriate; however, actual results may differ from those estimates, and the security valuations reflected in the Schedule of Investments may differ from the value the Fund ultimately realizes upon sale of securities.

Investment Valuation

The Fund’s investments (e.g., equity securities and rights) are generally valued using market valuations. A market valuation generally means a valuation (i) obtained from an exchange, a pricing service, or a major market maker (or dealer), (ii) based on a price quotation or other equivalent indication of value supplied by an exchange, a pricing service, or a major market maker (or dealer) or (iii) based on amortized cost. A price obtained from a pricing service based on such pricing service’s valuation matrix may be considered a market valuation. Any assets or liabilities denominated in currencies other than the U.S. dollar are converted into U.S. dollars at the current market rates on the date of valuation as quoted by one or more sources.

In the event that current market valuations are not readily available or such valuations do not reflect current market value, the Trust’s procedures require the Fund’s Valuation Committee, in accordance with the Fund’s Board-approved valuation guidelines, to determine a security’s fair value. In determining such value, the Valuation Committee may consider, among other things, (i) price comparisons among multiple sources, (ii) a review of corporate actions and news events, and (iii) a review of relevant financial indicators (e.g., movement in interest rates or market indices). Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be realized upon the sale of the security. In addition, fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value per share (“NAV”) and the prices used by the Fund’s Index. This may result in a difference between the Fund’s performance and the performance of the Fund’s Index. With respect to securities that are primarily listed on foreign exchanges, the value of the Fund’s portfolio securities may change on days when you will not be able to purchase or sell your shares.

Foreign Currency Transactions

The accounting records of the Fund are maintained in U.S. dollars. Financial instruments and other assets and liabilities of the Fund denominated in a foreign currency, if any, are translated in U.S. dollars at current exchange rates. Purchases and sales of financial instruments, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the date of the transaction. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market values to financial instruments. Such fluctuations are included with the net realized and unrealized gains or losses from investments when financial statements are present. Realized foreign exchange gains or losses arise from transactions in financial instruments and foreign currencies, currency exchange fluctuations between the trade and settlement date of such transactions, and the difference between the amount of assets and liabilities recorded and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities, including financial instruments, resulting from changes in currency exchange rates.

Investment Transactions

For financial reporting purposes, portfolio security transactions are reported on trade date. However, for daily NAV determination, portfolio securities transactions are reflected no later than in the first calculation on the first business day following trade date.

Lending of Portfolio Securities

The Fund may lend portfolio securities to approved borrowers. The borrowers provide cash collateral that is maintained in an amount at least equal to the current market value of the securities loaned.  Cash collateral may be reinvested in certain short-term instruments either directly on behalf of the Fund or through one or more joint accounts or money market funds, including those advised by the Advisers and/or Sub-Adviser; such reinvestments are subject to investment risk. The Fund receives the value of any interest or cash or non-cash distributions paid on the loaned securities.

The loaned securities are collateralized by cash and recorded as Payable for collateral received from securities on loan within the Statement of Assets and Liabilities, when financial statements are present. The borrower will be entitled to receive a fee based on the amount of cash collateral and the securities lending agent will be entitled to receive a fee for administering the lending program. The Fund is compensated by the difference between the amount earned on the reinvestment of cash collateral and the fees paid to the borrower and securities lending agent.  This income is recorded as Securities lending income on the Statement of Operations, when financial statements are present.

The Fund maintains the risk of any market loss on its securities on loan as well as the potential loss on investments purchased with cash collateral. The securities lending agent has the right under its agreement with its borrowers to recover any loaned securities from the borrower on demand.  Additionally, the Fund is exposed to risks that a borrower may not provide additional collateral when required or return loaned securities when due. If the borrower fails to return the securities, the securities lending agent will use the collateral to purchase replacement securities. Under certain circumstances, the securities lending agent is responsible for any shortfall on collateral value.

At November 30, 2014, the aggregate market value of the loaned securities and the value of the collateral the Fund received were as follows:

Fund	Market Value of Securities on Loan	Value of Collateral Held
EURO STOXX 50 Fund	$933,823	$1,399,161

3. Principal Risks

Principal Risks
As with all exchange traded funds (“ETFs”), a shareholder of the Fund is subject to the risk that his or her investment could lose money. The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. In addition to these risks, the Fund is subject to a number of additional risks that may affect the value of its shares, including:

Absence of Active Market
Although shares of the Fund are listed for trading on one or more stock exchanges, there can be no assurance that an active trading market for such shares will develop or be maintained.

Industry and Sector Concentration Risk
Because the Fund’s assets will be concentrated in an industry or group of industries or sector, to the extent that the Index concentrates in a particular industry or group of industries or sector, the Fund is subject to loss due to adverse occurrences that may affect that industry or group of industries or sector. From time to time, the Fund may invest a significant percentage of its assets in issuers in a single industry (or the same group of industries) or sector of the economy. The Fund’s sector and industry exposure is expected to vary over time based on the composition of the Index. The Summary of Investments by Sector table in the Fund's Schedule of Investments provides a summary of the exposures at period end.

Financial Sector Risk
Performance of companies in the financial sector may be adversely impacted by many factors, including, among others, government regulations, economic conditions, credit rating downgrades, changes in interest rates, and decreased liquidity in credit markets. This sector has experienced significant losses in the recent past, and the impact of more stringent capital requirements and of recent or future regulation on any individual financial company or on the sector as a whole cannot be predicted.

Currency Exchange Rate Risk
The Fund may invest a relatively large percentage of its assets in securities denominated in non-U.S. currencies. Changes in currency exchange rates and the relative value of non-U.S. currencies will affect the value of the Fund’s investment and the value of your Fund Shares. Because the Fund’s NAV is determined in U.S. dollars, the Fund’s NAV could decline if the currency of the non-U.S. market in which the Fund invests depreciates against the U.S. dollar, even if the value of the Fund’s holdings, measured in the foreign currency, increases. Currency exchange rates can be very volatile and can change quickly and unpredictably. As a result, the value of an investment in the Fund may change quickly and without warning and you may lose money.

Equity Securities Risk
An investment in the Fund involves risks similar to those of investing in any fund of equity securities, such as market fluctuations, changes in interest rates and perceived trends in stock prices. Equity securities are subject to volatile changes in value and their values may be more volatile than other asset classes.

Geographic Investment Risk
To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region.

•
Investing in Europe: Because the Fund invests primarily in the securities of companies in Europe, the Fund’s performance is expected to be closely tied to social, political, and economic conditions within Europe and to be more volatile than the performance of more geographically diversified funds. Most developed countries in Western Europe are members of the European Union (EU), and many are also members of the European Monetary Union (EMU), which requires compliance with restrictions on inflation rates, deficits, interest rates, debt levels and fiscal and monetary controls. Unemployment in certain European nations is historically high and several countries face significant debt problems. These conditions can significantly affect every country in Europe. The European financial markets have recently experienced volatility and adverse trends due to concerns about economic downturns or rising government debt levels in several EU member countries. These events have adversely affected the exchange rate of the euro and may continue to significantly affect every country in Europe, including countries that do not use the euro. Please see the Summary of Investments by Country table in the Schedule of Investments for country allocation at period end.

Large-Capitalization Securities Risk
The Fund’s investments are expected to be composed primarily of securities of large-capitalization issuers. As a result, the Fund will be subject to the risk that large-capitalization issuers and, thus, the Fund’s portfolio may underperform other segments of the European equity market or the equity market as a whole.

Market Risk
The prices of the securities in the Fund are subject to the risks associated with investing in equity securities, including general economic conditions and sudden and unpredictable drops in value. The Fund’s NAV and market price, like securities prices generally, will fluctuate within a wide range in response to these and other factors.

Non-Diversification Risk
The Fund is non-diversified and may invest a large percentage of its assets in securities issued by or representing a small number of issuers. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

Non-U.S. Securities Risk
Investments in the securities of non-U.S. issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability.

Passive Investment Risk
The Fund is managed with a passive investment strategy, attempting to track the performance of an unmanaged index of securities. This differs from an actively managed fund, which typically seeks to outperform a benchmark index. As a result, the Fund may hold component securities of the Index regardless of the current or projected performance of a specific security or a particular industry or market sector. Maintaining investments in securities regardless of market conditions or the performance of individual securities could cause the Fund’s return to be lower than if the Fund employed an active strategy.

Securities Lending Risk
The Fund engages in securities lending. Securities lending involves the risk that the Fund may lose money because the borrower of the loaned securities fails to return the securities in a timely manner or at all. The Fund could also lose money in the event of a decline in the value of the collateral provided for loaned securities or a decline in the value of any investments made with cash collateral.

Shares May Trade at Prices Different than NAV
Disruptions to creations and redemptions, the existence of extreme market volatility or potential lack of an active trading market for shares may result in shares trading at a significant premium or discount to NAV. If a shareholder purchases shares when the market price is at a premium to the NAV or sells shares when the market price is at a discount to the NAV, the shareholder may sustain losses. Although the shares are currently listed on an exchange, there can be no assurance that an active trading market for the shares will develop or be maintained.

Tracking Error Risk
The Fund may not be able to provide the performance of the Index exactly due to certain factors, including the receipt by the Fund of any dividend entitlement in respect of any Index securities (as adjusted for any withholding tax), corporate actions in respect of the Index securities, the Index methodology, any rebalance notification of the Index and as a result of certain fees and expenses and taxes. Consequently, the NAV of the Fund may not exactly track the value of the Index. To the extent the Fund calculates its NAV based on fair value prices and the value of the Index is based on securities’ closing prices on local foreign markets (i.e., the value of the Index is not based on fair value prices), the Fund’s ability to track the Index may be adversely affected. Because the Fund bears the costs and risks associated with buying and selling securities while such costs and risks are not factored into the return of the Index, the Fund’s return may deviate significantly from the return of the Index.

Trading Risks
Secondary market trading in Fund shares may be halted by a stock exchange because of market conditions or other reasons. In addition, trading in Fund shares on a stock exchange or in any market may be subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules on the exchange or market. There can be no assurance that the requirements necessary to maintain the listing or trading of Fund shares will continue to be met or will remain unchanged.

Valuation Risk
The value of the securities in the Fund’s portfolio may change on days when shareholders will not be able to purchase or sell the Fund’s shares.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The Registrant’s principal executive officer and principal financial officer, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective, as of a date within 90 days of the filing date of this report, that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: Source ETF Trust

By:	/s/ J. Garrett Stevens
J. Garrett Stevens
Title: President and Principal Executive Officer
Date: January 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following person on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ J. Garrett Stevens
J. Garrett Stevens
Title: President and Principal Executive Officer
Date: January 23, 2015

By:	/s/ Christopher W. Roleke
Christopher W. Roleke
Title: Principal Financial Officer
Date: January 23, 2015